SCHEDULE OF TRANSACTION EXCHANGE RATES (Details)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6664	0.6915
Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6732	0.7253